Document and Entity Information	3 Months Ended
Mar. 31, 2018
Document And Entity Information
Entity Registrant Name	CARDAX, INC.
Entity Central Index Key	0001544238
Document Type	S-4/A
Document Period End Date	Mar. 31, 2018
Amendment Flag	true
Amendment Description	Amendment No. 3
Entity Filer Category	Smaller Reporting Company
Trading Symbol	CDXI